Short-term investments	9 Months Ended
Sep. 30, 2011
Short-term investments
Short-term investments
8                 Short-term investments
	September 30, 2011	December 31, 2010
	(Unaudited)
Time deposit	—	1,793
Represent low risk investments with original due date over three months.